EMPLOYEE BENEFIT PLANS - Severance obligation (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of employee benefit plans
Current severance regimen	[1]	$ 87,022	$ 83,584
Severance regimen
Disclosure of employee benefit plans
Present value of the obligation as of January 1		26,547	30,732
Current service cost		716	862
Interest cost		1,490	1,952
Benefits paid		(6,214)	(8,414)
Net actuarial (gain) / loss due to assumption changes and plan experience		(311)	1,415
Defined obligation, unfunded as of December 31		22,228	26,547
Current severance regimen	[2]	87,022	83,584
Total		$ 109,250	$ 110,131

[1]	See 19.2 Severance obligation.
[2]	Corresponds to the amounts pending to transfer to private funds. See Note 20 Other liabilities